Summary of Significant Accounting Policies (Details Narrative) - USD ($)				12 Months Ended
	Nov. 26, 2018	Jun. 14, 2018	Jun. 13, 2018	Dec. 31, 2018	Dec. 31, 2017
Stock redeemed or called during period, shares			19,500,000
Common stock share outstanding			20,000,000	13,340,200	13,000,000
Cash and cash equivalents				$ 21,515	$ 0
Bad debts expense				0	0
Allowance for doubtful accounts				0	0
Advertising and marketing expenses				3,424	2,015
Operating loss carry forward				270,000
Accumulated deficit				(23,734)	29,185
Accounts payable and accrued liabilities				$ 357,909	$ 237,596
Global Diversified Holdings, Inc. [Member]
Number of shares issued during period	200
Paul Adler [Member]
Number of shares issued during period		12,500,000